Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055628

Cert NYS

1-31676

NYSE

RECD S.E.C.
MAY 5 2003
081

May 5, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

1-6152

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BNY Capital V, 5.95% Trust Preferred Securities, Series F (and the Guarantee by The Bank of New York Company, Inc. with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 2, 2003. Tentative listing date – May 7, 2003.

PROCESSED
MAY 14 2003
THOMSON FINANCIAL

Sincerely,